CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 118,510	$ 228,067
Fixed deposits maturing over three months	34,825
Accounts and notes receivable, less allowance for doubtful accounts of $13 and $18 at December 31, 2010 and 2011, respectively	74,469	74,176
Inventories	31,856	29,058
Prepaid expenses and other receivables	19,926	5,719
Deferred tax assets-current	3,134	376
Income tax recoverable		105
Total current assets	282,720	337,501
Property, plant and equipment, net	149,314	88,895
Land use rights	11,981	12,264
Deposits for property, plant and equipment	4,543	477
Goodwill		2,951
Deferred tax assets-non-current	8,203	8,423
Other assets	982	269
Total assets	457,743	450,780
Current liabilities:
Notes payable	268
Accounts payable	83,055	84,590
Accrued expenses and other payables	38,286	17,484
Dividend payable	12,545	8,961
Income taxes payable	4	4,232
Total current liabilities	134,158	115,267
Deferred tax liability-non-current	1,379	1,379
Total liabilities	135,537	116,646
Equity:
Common shares ($0.01 par value-authorized 200,000,000 shares, issued and outstanding 44,803,735 shares as at December 31, 2010 and 2011)	448	448
Additional paid-in capital	287,055	286,943
Retained earnings	34,711	46,751
Accumulated other comprehensive loss	(8)	(8)
Total Nam Tai shareholders' equity	322,206	334,134
Total liabilities and equity	457,743	450,780
Commitments and contingencies (Note 14)